Tax - Schedule of tax charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Adjustments in respect of prior years	£ 106	£ 94		£ 0
Current tax expense	(1,429)	(1,189)		(1,348)
Deferred tax (expense) credit	(475)	(305)		(637)
Tax expense	(1,904)	(1,494)	[1]	(1,985)	[1]
UK corporation tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(1,367)	(1,159)		(1,301)
Adjustments in respect of prior years	86	89		51
Current tax expense	(1,281)	(1,070)		(1,250)
Foreign tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(139)	(122)		(101)
Adjustments in respect of prior years	(9)	3		3
Current tax expense	(148)	(119)		(98)
Deferred tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax (expense) credit	(504)	(307)		(583)
Adjustments in respect of prior years	£ 29	£ 2		£ (54)

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.